SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Current tax:
- Local
- Foreign
Deferred tax
- Local
- Foreign
Income tax expense (benefit)
Income tax expense (benefit)						$ (112)